Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial Instruments

14. Financial Instruments

        The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable and derivatives. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

        Interest Rate Risk:    Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 11, "Long-term Debt, net".

        Concentration of Credit Risk:    Financial instruments that are potentially subject the Company to significant concentrations of credit risk consist principally of cash, trade accounts receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Refer to Note 15, "Operating Revenue", for further details on revenue from significant clients. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas.

        Fair Value:    The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities (excluding long-term bank loans and certain other non-current assets) approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of the swap agreements equals the amount that would be paid by the Company to cancel the swaps. The fair value of available for sale securities is estimated based on either observable market based inputs or unobservable inputs that are corroborated by market data. The Company is exposed to changes in fair value of available for sale securities as there is no hedging strategy.

        Interest Rate Swaps:    The Company currently has no outstanding interest rate swaps agreements. However, in the past years, the Company entered into interest rate swap agreements with its lenders in order to manage its floating rate exposure. Certain variable-rate interests on specific borrowings were associated with vessels under construction and were capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts related to realized gains or losses on cash flow hedges that have been entered into and qualified for hedge accounting, in order to hedge the variability of that interest, were recognized in accumulated other comprehensive loss and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt.

        a.     Cash Flow Interest Rate Swap Hedges

        These interest rate swaps were designed to economically hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month USD$ LIBOR. According to the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps were performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge was recognized initially in stockholders' equity, and recognized to the Statement of Operations in the periods when the hedged item affects profit or loss.

        On July 1, 2012, the Company elected to prospectively de-designate cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company's cash flow interest rate swap agreements are recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward. The Company evaluated whether it is probable that the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately.

        The Company recorded in the Consolidated Statements of Operations unrealized gains of nil, $4.5 million and $48.9 million in relation to fair value changes of interest rate swaps for the years ended December 31, 2017, 2016 and 2015, respectively. Furthermore, unrealized losses of nil, $10.7 million and $32.6 million were reclassified from Accumulated Other Comprehensive Loss to earnings for the years ended December 31, 2017, 2016 and 2015, respectively.

        The variable-rate interest on specific borrowings that was associated with vessels under construction was capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts in accumulated other comprehensive income/(loss) related to realized gains or losses on cash flow hedges that have been entered into and qualify for hedge accounting, in order to hedge the variability of that interest, were classified under other comprehensive income/(loss) and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. An amount of $3.7 million, $4.0 million and $4.0 million was reclassified into earnings for the years ended December 31, 2017, 2016 and 2015, respectively, representing amortization over the depreciable life of the vessels. Additionally, the Company recognized accelerated amortization of these deferred realized losses of $7.7 million in connection with the impairment losses recognized on the respective vessels for the year ended December 31, 2016. An amount of $3.7 million is expected to be reclassified into earnings within the next 12 months.

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
	(in millions)
Total realized losses	—	$(5.5)	$(52.7)
Amortization of deferred realized losses	$(3.7)	(4.0)	(4.0)
Accelerated amortization of deferred realized losses	—	(7.7)	—
Unrealized gains	—	4.3	16.2

Unrealized and realized losses on cash flow interest rate swaps	$(3.7)	$(12.9)	$(40.5)

        b.     Fair Value Interest Rate Swap Hedges

        These interest rate swaps were designed to economically hedge the fair value of the fixed rate loan facilities against fluctuations in the market interest rates by converting the Company's fixed rate loan facilities to floating rate debt. Pursuant to the adoption of the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as of June 15, 2006, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company's earnings. The Company considered its strategic use of interest rate swaps to be a prudent method of managing interest rate sensitivity, as it prevented earnings from being exposed to undue risk posed by changes in interest rates. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps was performed on a quarterly basis, on the financial statement and earnings reporting dates.

        On July 1, 2012, the Company elected to prospectively de-designate fair value interest rate swaps for which it was applying hedge accounting treatment due to the compliance burden associated with this accounting policy. All changes in the fair value of the Company's fair value interest rate swap agreements continue to be recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward.

        The Company evaluated whether it is probable that the previously hedged forecasted interest payments will not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments continue to be probable of occurring. Therefore, the fair value of the hedged item associated with the previously designated fair value interest rate swaps will be frozen and recognized in earnings when the interest payments are recognized. If such interest payments were to be identified as being probable of not occurring, the fair value of hedged debt balance pertaining to these amounts would be reversed through earnings immediately.

        The total fair value change of the interest rate swaps for the years ended December 31, 2017, 2016 and 2015, amounted to nil, $(0.1) million and $(0.5) million, respectively, and is included in the Consolidated Statement of Operations in "Unrealized and realized losses on derivatives".

        The Company reclassified from "Current portion of long-term debt, net" and from "Long-term debt, net", where the fair value of hedged item is recorded, to its earnings unrealized gains of an amount of nil, $0.4 million and $0.6 million for the years ended December 31, 2017, 2016 and 2015, respectively.

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
	(in millions)
Unrealized losses on swap asset	—	$(0.1)	$(0.5)
Reclassification of fair value of hedged debt to Statement of Operations	—	0.4	0.6
Realized gains	—	0.1	0.5

Unrealized and realized gains on fair value interest rate swaps	—	$0.4	$0.6

        c.     Fair Value of Financial Instruments

        The estimated fair values of the Company's financial instruments are as follows:

	As of December 31, 2017		As of December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$66,895	$66,895	$73,717	$73,717
Restricted cash	$2,812	$2,812	$2,812	$2,812
Accounts receivable, net	$6,502	$6,502	$8,028	$8,028
Due from related parties	$34,007	$34,007	$32,603	$32,603
ZIM notes	$21,093	$21,093	$40,232	$35,574
Equity investment in ZIM	—	—	—	—
HMM notes	$13,509	$13,509	$25,651	$25,651
Accounts payable	$11,371	$11,371	$11,156	$11,156
Accrued liabilities	$15,226	$15,226	$15,464	$15,464
Long-term debt, including current portion	$2,340,778	$2,325,209	$2,527,262	$2,527,262

        As of December 31, 2016, the Company recognized a bad debt expense amounting to $15.8 million in its Consolidated Statements of Operations, relating to accounts receivable from Hanjin Shipping which is under rehabilitation proceedings. Refer to Note 17 "Commitments and Contingencies".

        The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2017 (in thousands):

	Fair Value Measurements as of December 31, 2017
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$21,093	$—	$21,093	$—
HMM notes(1)	$13,509	$—	13,509	$—

        The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2017 (in thousands):

	Fair Value Measurements as of December 31, 2017
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Equity investment in ZIM(1)	$—	$—	$—	$—
Long-term debt, including current portion(2)	$2,340,778	$—	$2,340,778	$—
Accrued liabilities(3)	$15,226	$—	$15,226	$—

        The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2016 (in thousands):

	Fair Value Measurements as of December 31, 2016
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$35,574	$—	$35,574	$—
Equity investment in ZIM(1)	—	$—	—	$—
HMM notes(1)	$25,651	$—	$25,651	$—
Long-term debt, including current portion(2)	$2,527,262	$—	$2,527,262	$—
Accrued liabilities(3)	$15,464	$—	$15,464	$—

(1)

The fair value is estimated based on either observable market based inputs or unobservable inputs that are corroborated by market data, including currently available information on the Company's counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)

Long-term debt, including current portion is presented gross of deferred finance costs of $11.2 million and $22.3 million as of December 31, 2017 and December 31, 2016, respectively. The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its increased credit risk.

(3)

The fair value of the Company's accrued liabilities, which mainly consists of accrued interest on its credit facilities is estimated based on currently available debt agreements with similar contract terms, as well as taking into account its creditworthiness.

        The Company's assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2016
	Total	(Level I)	(Level II)	(Level III)
	(in millions of $)
Fixed Assets, net	$179.4	$—	$179.4	$—
Equity investment in ZIM	$—	$—	$—	$—

        The Company recorded an impairment loss of $415.1 million on its older vessels as of December 31, 2016, thus reducing the vessels' carrying value at December 31, 2016 from $594.5 million to $179.4 million. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. The entire original amount of equity investment in ZIM recognized at $28.7 million was impaired at December 31, 2016.